Note 25 - Current allowances and provisions - Liabilities (Details) - Provision for current liabilities [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		$ 35,959	$ 11,185
Translation differences		(20,279)	77
Changes due to business combinations	[1]	722	5,317
Additional provisions		127,494	36,998
Reclassifications		9,839	164
Used		(34,391)	(17,782)
Values at the end of the year		119,344	35,959
Sales risks [member]
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		19,940	3,186
Translation differences		(1,301)	285
Changes due to business combinations	[1]
Additional provisions		21,296	30,057
Reclassifications
Used		(23,564)	(13,588)
Values at the end of the year		16,371	19,940
Miscellaneous other provisions [member]
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year	[2]	16,019	7,999
Translation differences	[2]	(18,978)	(208)
Changes due to business combinations	[1],[2]	722	5,317
Additional provisions	[2]	106,198	6,941
Reclassifications	[2]	9,839	164
Used	[2]	(10,827)	(4,194)
Values at the end of the year	[2]	$ 102,973	$ 16,019

[1]	For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[2]	Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.